As filed with the Securities and Exchange Commission on May 20, 2019

Securities Act File No. 033-23512

Investment Company Act File No. 811-05629

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 136	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 136 (Check appropriate box or boxes)	☒

VOYA INVESTORS TRUST

(Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. Voya Investment Management 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Elizabeth J. Reza Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ on (date), pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐        This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $0.001 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 136 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and it has duly cause this Post-Effective Amendment No. 136 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 20th day of May, 2019.

VOYA INVESTORS TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

	Signature	Title	Date

	Michael Bell*	Chief Executive Officer	May 20, 2019

	Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	May 20, 2019

	Dina Santoro*	Interested Trustee and President	May 20, 2019

	Colleen D. Baldwin*	Trustee	May 20, 2019

	John V. Boyer*	Trustee	May 20, 2019

	Patricia W. Chadwick*	Trustee	May 20, 2019

	Martin J. Gavin*	Trustee	May 20, 2019

	Russell H. Jones*	Trustee	May 20, 2019

	Joseph E. Obermeyer*	Trustee	May 20, 2019

	Sheryl K. Pressler*	Trustee	May 20, 2019

	Christopher P. Sullivan*	Trustee	May 20, 2019

	Roger B. Vincent*	Trustee	May 20, 2019

* By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-fact **

**

Powers of Attorney for Michael Bell, Todd Modic, and each Trustee (except Dina Santoro) were filed as attachments to Post-Effective Amendment No. 132 to the Registrant’s Form N-1A Registration Statement on April 24, 2018 and are incorporated herein by reference. Power of Attorney for Dina Santoro was filed as an attachment to Post-Effective Amendment No. 134 to the Registrant’s Form N-1A Registration Statement on February 13, 2019 and is incorporated herein by reference.

EXHIBIT INDEX

VOYA INVESTORS TRUST

Exhibit Number	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase